Financing Costs And Income	12 Months Ended
Jan. 31, 2022
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Financing Costs And Income
27.	FINANCING COSTS AND INCOME
Details of financing costs and financing income were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Interest on long-term debt	$46.3	$82.4
Transaction costs on long-term debt	44.1	12.7
Interest on lease liabilities	7.2	9.3
Net interest on employee future benefit liabilities	4.9	5.5
Interest and commitment fees on revolving credit facilities	3.4	6.2
Other	23.0	3.9
Financing costs	128.9	120.0

Financing income	(3.8)	(19.8)
Total	$125.1	$100.2